BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0%
Georgia — 1.6%
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	5.00	12/1/2031	1,275,000	1,367,075
Illinois — 2.3%
Chicago, GO, Refunding, Ser. A	5.00	1/1/2026	500,000	508,146
Chicago, GO, Refunding, Ser. A	5.00	1/1/2029	500,000	528,570
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	1,000,000	1,011,880
				2,048,596
Kentucky — 1.7%
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	1,500,000	1,524,348
Nebraska — 1.2%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A(a)	5.00	11/1/2029	1,000,000	1,063,742
New York — 91.3%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	500,000	502,219
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.00	6/1/2034	345,000	346,080
Berne-Knox-Westerlo Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	7/1/2031	1,160,000	1,015,914
Brookhaven, GO, Refunding, Ser. C	2.00	1/15/2030	1,000,000	917,645
Build NYC Resource Corp., Revenue Bonds (KIPP NYC Public Charter Schools) (Sustainable Bond)	5.00	7/1/2042	1,000,000	1,051,636
Build NYC Resource Corp., Revenue Bonds (Success Academy Charter School)	5.00	9/1/2030	1,000,000	1,100,106
Build NYC Resource Corp., Revenue Bonds (Success Academy Charter School)	5.00	9/1/2039	1,000,000	1,080,055
Colonie, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	2.00	3/1/2030	1,025,000	922,404
Dutchess County Local Development Corp., Revenue Bonds (Marist College Project) Ser. A	5.00	7/1/2040	1,000,000	1,007,104
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2026	525,000	536,589
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2028	1,000,000	1,050,141
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2033	1,150,000	1,194,772
Erie County, GO, Ser. A	4.00	9/15/2038	1,400,000	1,473,924
Huntington, GO, Ser. A	2.00	6/15/2031	1,635,000	1,454,992
Island Trees Union Free School District, GO (Insured; State Aid Withholding)	2.00	5/15/2032	1,545,000	1,350,657
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2035	1,215,000	1,243,678
Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2035	1,000,000	1,037,704
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2028	1,095,000	1,129,334
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2032	1,000,000	1,025,273
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. C	4.00	7/1/2035	1,000,000	1,016,515
Nassau County Local Economic Assistance Corp., Revenue Bonds (Roosevelt Children’s Academy Charter School) Ser. A	4.00	7/1/2033	730,000	737,109
New York City, GO, Ser. C1	5.00	9/1/2041	1,250,000	1,416,381
New York City, GO, Ser. D	5.00	4/1/2038	1,000,000	1,146,276

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0% (continued)
New York — 91.3% (continued)
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond)	2.40	11/1/2030	720,000	664,834
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	1,000,000	1,000,020
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2033	1,540,000	1,508,270
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	3.00	6/15/2038	500,000	469,857
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	1,000,000	1,068,843
New York City Transitional Finance Authority, Revenue Bonds, Ser. B	5.00	5/1/2035	1,000,000	1,155,798
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	4.00	2/1/2040	1,075,000	1,097,685
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	1,500,000	1,410,926
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)(b)	5.00	11/15/2044	2,000,000	2,001,102
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)(b)	5.15	11/15/2034	1,500,000	1,501,244
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.90	11/15/2031	1,000,000	860,432
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	500,000	438,824
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2037	225,000	228,471
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2038	275,000	278,369
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2039	250,000	252,685
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2040	250,000	252,080
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan- Kettering Cancer Center)	4.00	7/1/2038	500,000	512,707
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group)	5.00	10/1/2039	875,000	983,356
New York State Dormitory Authority, Revenue Bonds, Ser. A1	4.00	7/1/2027	990,000	1,010,657
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2032	1,420,000	1,430,586
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2038	1,000,000	1,092,961
New York State Dormitory Authority, Revenue Bonds, Refunding (Cornell University) Ser. A	5.50	7/1/2054	1,500,000	1,721,318
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2034	1,000,000	1,142,710
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2037	1,250,000	1,300,209
New York State Dormitory Authority, Revenue Bonds, Refunding (The New York & Presbyterian Hospital Obligated Group) Ser. A	5.00	8/1/2038	1,200,000	1,377,711
New York State Energy Research & Development Authority, Revenue Bonds, Refunding (New York State Electric & Gas Corp.) Ser. C	4.00	4/1/2034	1,000,000	1,024,555

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0% (continued)
New York — 91.3% (continued)
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (New York City Municipal Finance Authority)	5.00	6/15/2041	1,100,000	1,242,939
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; State of New York Mortgage Agency) Ser. L1	1.50	11/1/2029	520,000	456,621
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	1,000,000	893,833
New York State Mortgage Agency, Revenue Bonds, Ser. 226	1.70	4/1/2027	1,270,000	1,200,124
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 203	3.10	10/1/2032	1,500,000	1,451,990
New York State Urban Development Corp., Revenue Bonds, Refunding, Ser. E2	4.00	3/15/2036	1,050,000	1,086,421
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond)	5.50	6/30/2038	1,000,000	1,103,106
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding (Buffalo Niagara International Airport)	5.00	4/1/2026	925,000	941,323
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 244	5.00	7/15/2038	625,000	727,055
South Glens Falls Central School District, GO, Refunding (Insured; State Aid Withholding) Ser. A	2.00	7/15/2030	1,000,000	913,295
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	1,000,000	1,033,445
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2035	710,000	756,630
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2037	250,000	264,559
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2038	250,000	263,488
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2040	575,000	599,881
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (American Museum of Natural) Ser. A	5.00	7/15/2034	460,000	543,693
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (Lincoln Center for the Performing Arts) Ser. A	4.00	12/1/2034	1,270,000	1,329,087
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (Lincoln Center for the Performing Arts) Ser. A	4.00	12/1/2035	1,275,000	1,329,076
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2033	1,000,000	1,090,814
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A2(a)	2.00	5/15/2028	1,500,000	1,415,940
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	3.00	5/15/2032	1,000,000	992,066
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2028	1,270,000	1,356,097
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2034	1,500,000	1,539,728
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE-1	5.00	12/15/2035	1,000,000	1,162,910
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2031	1,105,000	983,343
Westchester County, GO, Ser. A	2.00	10/15/2032	1,000,000	867,145
Westchester County Local Development Corp., Revenue Bonds (Purchase Housing Corp. II Project)	5.00	6/1/2037	1,000,000	1,019,693

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0% (continued)
New York — 91.3% (continued)
Westchester County Local Development Corp., Revenue Bonds (Westchester Medical Center Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.25	11/1/2031	1,500,000	1,683,714
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2025	1,105,000	1,109,646
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2026	1,210,000	1,225,923
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	4.00	10/15/2029	200,000	200,217
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	320,000	327,613
				80,654,133
U.S. Related — .9%
Antonio B Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2032	100,000	110,563
Antonio B Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2035	150,000	166,232
Antonio B Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2039	125,000	136,991
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	140,000	145,447
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	120,000	126,347
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	140,000	149,149
				834,729
Total Investments (cost $89,554,219)			99.0%	87,492,623
Cash and Receivables (Net)			1.0%	888,386
Net Assets			100.0%	88,381,009

GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $3,502,346 or 4.0% of net assets.

See notes to statement of investments.

Statement of Investments
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	87,492,623	—	87,492,623

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At November 30, 2024, accumulated net unrealized depreciation on investments was $2,061,597, consisting of $690,686 gross unrealized appreciation and $2,752,283 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.